Other current assets	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	Note 4 - Other current assets
	June 30,	December 31,
	2025	2024
Sales tax receivable	$-	$509,333
Prepayments	990,815	467,089
Deferred Offering Costs	-	1,802,404
Total current assets	$990,815	$2,778,826